Pretax Impact on Assets and Liabilities as Result of Unlocking (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Total assets (decrease) increase	$ (14,087)	$ (102,826)	$ (79,140)
Liabilities:
Total liabilities increase (decrease)	(40,262)	(221,635)	86,692
Net (decrease) increase	26,175	118,809	(165,832)
Deferred income tax (benefit) expense	9,161	41,583	(58,041)
Net (decrease) increase	17,014	77,226	(107,791)
Account balances and future policy benefit reserves
Liabilities:
Total liabilities increase (decrease)	(38,411)	(224,074)	86,596
Unearned premiums
Liabilities:
Total liabilities increase (decrease)	(1,851)	2,439	96
DAC
Assets:
Total assets (decrease) increase	(5,294)	(82,082)	(63,616)
DSI
Assets:
Total assets (decrease) increase	(8,673)	(20,860)	(14,512)
VOBA
Assets:
Total assets (decrease) increase	$ (120)	$ 116	$ (1,012)